Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transactions with Key Management Personnel	The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.
For the years ended December 31,	2023	2022
Key Management Remuneration	$522,669	$3,572,602
Stock-based compensation	–	898,640
	$522,669	$4,471,242